[USAA]                        USAA STATE TAX-FREE TRUST
[EAGLE]
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                          Florida Tax-Free Income Fund

                       SUPPLEMENT DATED FEBRUARY 28, 2001
                               TO THE PROSPECTUS
                              DATED AUGUST 1, 2000

The distribution of the net capital gains for the above fund has been changed to reflect the following:

        Ordinarily, any net capital gain distribution will be paid in December.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                     37993-0201